Costs of services and general and administrative costs - Summary of Operating Costs (Parenthetical) (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Other pass-through costs	£ 376.3	£ 301.3